Accounts receivable, net - Summary of net accounts receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts receivable, net
Impact of adoption of ASC 326	¥ 712,373		¥ 686,057
Allowance for doubtful accounts	(19,263)	$ (2,713)	(10,261)
Accounts receivable, net	¥ 693,110	$ 97,623	¥ 675,796